Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
IKENA ONCOLOGY INC
Fair value, level 3 transfers out, amount	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0